Business Combination and Reverse Recapitalization - Schedule of Shares of Common Stock Issued in Connection with the Business Combination (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	27,636,939
ShoulderUp’s officers and directors, the Sponsor and each transferee of founder shares [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	6,698,333
Ordinary Shares Held By Non-Redemption Share Holders [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	1,345,001
Ordinary Shares Held By ShoulderUp Bridge Loan Holder [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	482,500
Ordinary Shares Held By DLA Piper, LLP [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares held	150,000
Common Stock issued to holders of SEE ID Inc. [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	12,210,718
Common Stock Issued to See Id Safe Note Holders [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	2,909,057
Common Stock issued to StartUpNV [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	11,205
Common Stock Issued to PIPE Investors [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Common Stock issued	3,323,536
Business Combination [Member]
Schedule of Shares of Common Stock Issued in Connection with the Business Combination [Line Items]
Ordinary shares, outstanding prior to the Business Combination	508,589
Less: Redemption of ordinary shares	(2,000)